Consolidated Statements of Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Statement of Comprehensive Income [Abstract]
Net (loss) earnings	$ (343.2)	$ 15.2	$ 49.9
Pension and postretirement benefit adjustments, net of tax	(10.4)	14.4	(20.8)
Foreign currency translation adjustments	(4.1)	(2.9)	(0.2)
Total comprehensive (loss) income	$ (357.7)	$ 26.7	$ 28.9